Accumulated Other Comprehensive Loss (By Component) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive income (loss), net of tax - beginning	$ (60.4)	$ (37.7)
Other comprehensive loss before reclassifications	61.8	(12.8)
Amounts reclassified from accumulated other comprehensive income (loss) to net earnings (loss)	(7.0)	(9.9)
Other comprehensive income (loss), net of tax	54.8	(22.7)	(90.4)
Accumulated other comprehensive income (loss), net of tax - ending	(5.6)	(60.4)	(37.7)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive income (loss), net of tax - beginning	(20.7)	(25.6)
Other comprehensive loss before reclassifications	(20.2)	4.9
Amounts reclassified from accumulated other comprehensive income (loss) to net earnings (loss)	(2.4)	0
Other comprehensive income (loss), net of tax	(22.6)	4.9
Accumulated other comprehensive income (loss), net of tax - ending	(43.3)	(20.7)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive income (loss), net of tax - beginning	(39.7)	(12.1)
Other comprehensive loss before reclassifications	82.0	(17.7)
Amounts reclassified from accumulated other comprehensive income (loss) to net earnings (loss)	(4.6)	(9.9)
Other comprehensive income (loss), net of tax	77.4	(27.6)
Accumulated other comprehensive income (loss), net of tax - ending	$ 37.7	$ (39.7)